Revenue Recognition - Changes in Company's Contract Liabilities (Details) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue Recognition
Balance at December 31, 2020	¥ 506,041	¥ 666,636
Revenues recognized during 2021 which were included in the contract liabilities balance at December 31, 2020	(131,269)	(203,970)
Remaining amounts at June 30, 2021 which were newly recognized as contract liabilities during 2021	15,739	43,375
Balance at June 30, 2021	¥ 390,511	¥ 506,041